Risk Management Activities - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 696	$ 677
Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20
Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(10)
Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		679
Commodity risk management | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	692
Commodity risk management | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	85	59
Commodity risk management | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	607	620
Commodity risk management | Not designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(8)
Commodity risk management | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15
Commodity risk management | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1	(8)
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		0
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(2)
Other | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4
Other | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	(3)
Other | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4	1
Other | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(2)
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(3)
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		1
Other | Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4
Cash flow hedges | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	676	687
Cash flow hedges | Commodity risk management | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		687
Cash flow hedges | Commodity risk management | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	676
Cash flow hedges | Commodity risk management | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	70	59
Cash flow hedges | Commodity risk management | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	606	628
Cash flow hedges | Other | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		0
Cash flow hedges | Other | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Cash flow hedges | Other | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash flow hedges | Other | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0